Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Summary of Unaudited Quarterly Financial Data
Summarized unaudited quarterly financial data is as follows:

	Quarter Ended
	December 31, (a)	September 30, (a)	June 30, (a)	March 31, (c)
	2014
(As recast)	(In millions, except per share data)
Operating Revenues	$192	$184	$173	$140
(As previously reported in 2014 Form 10-K)
Operating Revenues	148	161	134	140

(Change )	44	23	39	—

(As recast)
Operating Income	70	84	64	54
(As previously reported in 2014 Form 10-K)
Operating Income	46	70	51	54

Change	24	14	13	—

(As recast)
Net Income	5	40	41	26
(As previously reported in 2014 Form 10-K)
Net (Loss) Income	$(10)	$31	$34	$26

(Change)	15	9	7	—

Net Income Attributable to NRG Yield, Inc.	$—	$6	$6	$4
Weighted average number of Class A common shares outstanding - basic and diluted (b)	35	31	23	23
Earnings per Weighted Average Class A Common Share - Basic and Diluted (b)	$0.01	$0.10	$0.13	$0.09
Weighted average number of Class C common shares outstanding - basic and diluted (b)	35	31	23	23
Earnings per Weighted Average Class C Common Share - Basic and Diluted (b)	$0.01	$0.10	$0.13	$0.09

(a) The Company's unaudited quarterly financial data was recast for the effect of the EME-NYLD-Eligible Assets, from the date the entities were under common control or April 1, 2014.
(b) Adjusted to give effect to the stock split, as described in Note 1, Nature of Business.
(c) The Acquired ROFO Assets were purchased on June 30, 2014, and accordingly the Company had previously reported operating revenues of $110 million, operating income of $38 million and net income of $18 million for the three months ended March 31, 2014.

	Quarter Ended
	December 31, (c)	September 30, (a) (c)	June 30, (c)	March 31, (c)
	2013
(As recast)	(In millions, except per share data)
Operating Revenues	$118	$126	$82	$53
(As previously reported in 2013 Form 10-K)
Operating Revenues	86	95	79	53

(Change )	32	31	3	—

(As recast)
Operating Income	54	63	38	12
(As previously reported in 2013 Form 10-K)
Operating Income	33	45	38	12

(Change )	21	18	—	—

(As recast)
Net Income	37	49	35	11
(As previously reported in 2013 Form 10-K)
Net Income	$24	40	$34	$11

(Change )	13	9	1	—

Net Income Attributable to NRG Yield, Inc.	$4	$9	n/a	n/a
Weighted average number of Class A common shares outstanding - basic and diluted	23	23	n/a	n/a
Weighted average number of Class C common shares outstanding - basic and diluted	23	23	n/a	n/a
Earnings per Weighted Average Class A Common Share - Basic and Diluted (b)	$0.09	$0.20	n/a	n/a
Earnings per Weighted Average Class C Common Share - Basic and Diluted (b)	$0.09	$0.20	n/a	n/a

(a) Earnings per weighted average class A and Class C common share are calculated for the period of July 22, 2013 to September 30, 2013.
(b) Adjusted to give effect to the stock split, as described in Note 1, Nature of Business.
(c) The Company's unaudited quarterly financial data was recast for the effect of the Acquired ROFO Assets.